Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of remuneration of directors and key management personnel
	2021	2020	2019

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,271,532	$1,179,762	$928,637
Share-based payments	235,737	261,794	656.895
Total	$1,507,269	$1,441,556	$1,585,532

Schedule of other related party transactions
Salaries, consulting and directors' fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	2021	2020	2019

Selling and marketing expenses	VP Technology/VP Sales International	402	174	210
General and administrative expense	Companies controlled by the CEO, CFO and Directors	869	1,006	718